Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jan. 31, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019
Rogers AI Global Macro ETF | Rogers AI Global Macro ETF
Prospectus:
Trading Symbol	BIKR